Goodwill and Other Intangible Assets - Other Intangible Assets Gross and Net (Details) - USD ($) $ in Millions	6 Months Ended		120 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Intangible Assets, Gross		$ 29		$ 29
Finite-Lived Intangible Assets, Accumulated Amortization	$ 21	18	$ 21
Finite-lived Intangible Assets Acquired	30
Finite-Lived Intangible Assets, Net	38	11	38
Indefinite-lived Intangible Assets (Excluding Goodwill)	26	26	26	26
Indefinite-lived Intangible Assets Acquired	0
Intangible Assets, Gross (Excluding Goodwill)		55		$ 55
Other Intangible Assets, Net	$ 64	$ 37	$ 64
Intangible assets, useful life	7 years	5 years	7 years